UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Cash Management Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper - 79.8%
Principal Amount (000's omitted)	Security	Value
Automotive - 4.9%
$3,000	American Honda Finance, 3.04%, 7/7/05	$2,998,480
4,000	Toyota Motor Credit Co., 3.26%, 7/28/05	3,990,220
		$6,988,700
Banking and Finance - 40.3%
$3,000	American Express International, 3.33%, 7/11/05	$2,997,433
4,000	American General Finance Corp., 3.11%, 7/14/05	3,995,508
5,000	Barclays US Funding, LLC, 3.13%, 7/11/05	4,995,653
1,878	Barclays US Funding, LLC, 3.17%, 7/20/05	1,874,858
2,852	Barton Capital Corp., 3.14%, 7/13/05(1)	2,849,015
2,870	CAFCO, LLC, 3.27%, 8/2/05(1)	2,861,658
4,097	Caterpillar Financial Service Corp., 3.10%, 7/12/05	4,093,119
2,000	CIESCO, LLC, 3.09%, 7/18/05(1)	1,997,082
2,024	CIESCO, LLC, 3.18%, 7/22/05(1)	2,020,246
1,449	CRC Funding, LLC, 3.15%, 7/15/05(1)	1,447,225
1,500	CRC Funding, LLC, 3.20%, 7/6/05(1)	1,499,333
4,165	HSBC Finance Corp., 3.18%, 7/8/05	4,162,425
4,500	Kittyhawk Funding, 3.09%, 7/19/05(1)	4,493,047
1,446	National Rural Utilities, 3.16%, 7/18/05	1,443,842
2,200	Old Line Funding Corp., 3.06%, 7/8/05(1)	2,198,691
797	Old Line Funding Corp., 3.07%, 7/7/05(1)	796,592
2,885	Ranger Funding Co., LLC, 3.18%, 7/15/05(1)	2,881,432
4,000	Societe Generale N.A., 3.25%, 8/3/05	3,988,083
2,622	USAA Capital Corp., 3.06%, 7/1/05	2,622,000
1,463	USAA Capital Corp., 3.24%, 7/15/05	1,461,157
2,878	Yorktown Capital, LLC, 3.27%, 7/25/05(1)	2,871,726
		$57,550,125
Chemicals - 4.1%
$3,500	Dupont E.I. De Nemours Co., 3.04%, 7/14/05	$3,496,158
2,304	Dupont E.I. De Nemours Co., 3.14%, 7/15/05	2,301,187
		$5,797,345
Cosmetics & Toiletries - 2.8%
$4,000	Procter & Gamble Co., 3.03%, 7/6/05(1)	$3,998,317
		$3,998,317

Principal Amount (000's omitted)	Security	Value
Credit Unions - 3.0%
$2,862	Mid-States Corp. Federal Credit Union, 3.23%, 7/25/05	$2,855,837
1,400	Mid-States Corp. Federal Credit Union, 3.28%, 7/25/05	1,396,939
		$4,252,776
Electrical and Electronic Equipment - 4.8%
$5,000	General Electric Capital Corp., 3.11%, 7/22/05	$4,990,929
1,865	General Electric Capital Corp., 3.26%, 7/29/05	1,860,271
		$6,851,200
Food and Beverages - 1.4%
$2,000	Unilever Capital Corp., 3.08%, 7/1/05(1)	$2,000,000
		$2,000,000
Insurance - 9.3%
$2,176	MetLife Funding Inc., 3.27%, 7/27/05	$2,170,861
2,145	MetLife Funding Inc., 3.30%, 8/23/05	2,134,579
4,619	New York Life Capital Corp., 3.02%, 7/5/05(1)	4,617,450
2,304	New York Life Capital Corp., 3.19%, 7/20/05(1)	2,300,121
2,042	Prudential Funding, LLC, 3.07%, 7/13/05	2,039,910
		$13,262,921
Optical Supplies - 3.1%
$4,476	Alcon Capital Corp., 3.02%, 7/1/05(1)	$4,476,000
		$4,476,000
Pharmaceuticals - 1.7%
$2,379	Novartis Finance Corp., 3.32%, 7/1/05(1)	$2,379,000
		$2,379,000
Printing and Publishing - 4.4%
$1,764	McGraw-Hill, Inc., 3.00%, 7/7/05	$1,763,118
4,518	McGraw-Hill, Inc., 3.03%, 7/7/05	4,515,718
		$6,278,836
Total Commercial Paper (amortized cost $113,835,220)		$113,835,220

See notes to financial statements

Cash Management Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

U.S. Government Agency Obligations - 18.8%
Principal Amount (000's omitted)	Security	Value
$2,000	FHLB Discount Notes, 3.04%, 7/8/05	$1,998,818
2,900	FHLMC Discount Notes, 3.00%, 7/12/05	2,897,342
2,800	FHLMC Discount Notes, 3.01%, 7/12/05	2,797,425
3,000	FHLMC Discount Notes, 3.04%, 7/18/05	2,995,693
3,000	FHLMC Discount Notes, 3.25%, 8/16/05	2,987,542
1,500	FNMA Discount Notes, 3.00%, 7/6/05	1,499,375
2,412	FNMA Discount Notes, 3.04%, 7/13/05	2,409,556
3,800	FNMA Discount Notes, 3.04%, 7/20/05	3,793,903
2,475	FNMA Discount Notes, 2.81%, 7/27/05	2,469,977
3,000	FNMA Discount Notes, 3.37%, 10/3/05	2,973,602
Total U.S. Government Agency Obligations (amortized cost, $26,823,233)		$26,823,233
Short-Term Investments - 1.4%
Principal Amount (000's omitted)	Security	Value
$2,000	Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 100.0% (amortized cost $142,658,453)(2)		$142,658,453
Other Assets, Less Liabilities - (0.0)%		$(50,283)
Net Assets - 100.0%		$142,608,170

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

See notes to financial statements

Cash Management Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at amortized cost	$142,658,453
Cash	844
Interest receivable	189
Total assets	$142,659,486
Liabilities
Payable to affiliate for Trustees' fees	$2,376
Accrued expenses	48,940
Total liabilities	$51,316
Net Assets applicable to investors' interest in Portfolio	$142,608,170
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$142,608,170
Total	$142,608,170

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest	$2,105,176
Total investment income	$2,105,176
Expenses
Investment adviser fee	$389,602
Trustees' fees and expenses	4,804
Custodian fee	54,130
Legal and accounting services	19,166
Miscellaneous	6,208
Total expenses	$473,910
Deduct - Reduction of custodian fee	$32
Total expense reductions	$32
Net expenses	$473,878
Net investment income	$1,631,298
Realized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$(160)
Net realized loss	$(160)
Net increase in net assets from operations	$1,631,138

See notes to financial statements

Cash Management Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$1,631,298	$1,428,250
Net realized loss from investment transactions	(160)	-
Net increase in net assets from operations	$1,631,138	$1,428,250
Capital transactions - Contributions	$97,444,069	$205,687,872
Withdrawals	(125,354,732)	(246,450,820)
Net decrease in net assets from capital transactions	$(27,910,663)	$(40,762,948)
Net decrease in net assets	$(26,279,525)	$(39,334,698)
Net Assets
At beginning of period	$168,887,695	$208,222,393
At end of period	$142,608,170	$168,887,695

See notes to financial statements

Cash Management Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.61	%(1)	0.59%	0.57%	0.58%	0.57%	0.58%
Expenses after custodian fee reduction	0.61	%(1)	0.59%	0.57%	0.58%	0.57%	0.58%
Net investment income	2.11	%(1)	0.78%	0.59%	1.22%	3.33%	5.77%
Total Return(2)	1.56%		0.78%	0.60%	1.22%	3.70%	-

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Cash Management Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 59.1% and 39.1%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation - The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Other - Investment transactions are accounted for on a trade-date basis.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as

Cash Management Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $389,602 for the six months ended June 30, 2005. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

4  Investments

Purchases and sales (including maturities) of investments during the six months ended June 30, 2005, exclusive of U.S. Government and agency securities, aggregated $1,052,703,688 and $1,030,325,154, respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $125,339,766 and $176,057,000, respectively.

5  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Cash Management Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of each of the Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund (the "Funds") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and action taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described herein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Special Committee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Funds, the Special Committee concluded that, in light of the size of the Funds, the expense ratio of each Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also noted both an expense reimbursement by the administrator and a waiver of distribution fees by the distributor for the Money Market Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also concluded that, in light of the size of the Portfolio and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale that warrant the implementation of breakpoints at this time.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Money Market Funds

INVESTMENT MANAGEMENT

Eaton Vance Mutual Funds Trust

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Aamer Khan
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Cash Management Portfolio

Officers Elizabeth S. Kenyon President and Portfolio Manager Thomas H. Luster Vice President Kristin S. Anagnost Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.      Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:	August 22, 2005

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	August 22, 2005